Distribution Date:	09/17/21	Wells Fargo Commercial Mortgage Trust 2020-C58
Determination Date:	09/13/21
Next Distribution Date:	10/18/21
Record Date:	08/31/21	Commercial Mortgage Pass-Through Certificates
Series 2020-C58

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Wells Fargo Commercial Mortgage Securities, Inc.
Certificate Factor Detail	3		A.J. Sfarra		cmbsnotices@wellsfargo.com
Certificate Interest Reconciliation Detail	4		30 Hudson Yards, 15th Floor, | New York, NY 10001
		Master Servicer	Wells Fargo Bank, National Association
Exchangeable Certificate Detail	5
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Additional Information	6
			Three Wells Fargo, MAC D1050-084,401 S. Tryon Street, 8th Floor | Charlotte, NC 28202
Bond / Collateral Reconciliation - Cash Flows	7	Special Servicer	Rialto Capital Advisors, LLC
Bond / Collateral Reconciliation - Balances	8		Niral Shah	(305) 485-2041	Niral.shah@rialtocapital.com
Current Mortgage Loan and Property Stratification	9-13		200 S. Biscayne Blvd.,Suite 3550 | Miami, FL 33131
Mortgage Loan Detail (Part 1)	14-15	Operating Advisor & Asset	Pentalpha Surveillance LLC
		Representations Reviewer
Mortgage Loan Detail (Part 2)	16-17
			Don Simon	(203) 660-6100
Principal Prepayment Detail	18		375 North French Road,Suite 100 | Amherst, NY 14228
Historical Detail	19	Certificate Administrator	Wells Fargo Bank, N.A.
Delinquency Loan Detail	20		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Collateral Stratification and Historical Detail	21				trustadministrationgroup@wellsfargo.com
			9062 Old Annapolis Road, | Columbia, MD 21045
Specially Serviced Loan Detail - Part 1	22
		Trustee	Wilmington Trust, National Association
Specially Serviced Loan Detail - Part 2	23		General Contact	(302) 636-4140
Modified Loan Detail	24		1100 North Market St., | Wilmington, DE 19890
Historical Liquidated Loan Detail	25
Historical Bond / Collateral Loss Reconciliation Detail	26
Interest Shortfall Detail - Collateral Level	27
Supplemental Notes	28

This report is compiled by Wells Fargo Bank, N.A. from information provided by third parties. Wells Fargo Bank, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential	Page 1 of 28

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	95002UAA9	0.548000%	26,019,000.00	23,827,975.95	264,421.65	10,881.44	0.00	0.00	275,303.09	23,563,554.30	30.11%	30.00%
A-2	95002UAB7	2.013000%	6,764,000.00	6,764,000.00	0.00	11,346.61	0.00	0.00	11,346.61	6,764,000.00	30.11%	30.00%
A-SB	95002UAC5	1.849000%	28,803,000.00	28,803,000.00	0.00	44,380.62	0.00	0.00	44,380.62	28,803,000.00	30.11%	30.00%
A-3	95002UAD3	1.810000%	200,000,000.00	200,000,000.00	0.00	301,666.67	0.00	0.00	301,666.67	200,000,000.00	30.11%	30.00%
A-4	95002UAJ0	2.092000%	225,825,000.00	225,825,000.00	0.00	393,688.25	0.00	0.00	393,688.25	225,825,000.00	30.11%	30.00%
A-S	95002UAP6	2.398000%	53,964,000.00	53,964,000.00	0.00	107,838.06	0.00	0.00	107,838.06	53,964,000.00	22.33%	22.25%
B	95002UAU5	2.704000%	35,685,000.00	35,685,000.00	0.00	80,410.20	0.00	0.00	80,410.20	35,685,000.00	17.19%	17.13%
C	95002UAZ4	3.162000%	20,325,000.00	20,325,000.00	0.00	53,556.38	0.00	0.00	53,556.38	20,325,000.00	14.26%	14.21%
D-RR	95002UBG5	3.892435%	10,139,000.00	10,139,000.00	0.00	32,887.83	0.00	0.00	32,887.83	10,139,000.00	12.80%	12.75%
E-RR	95002UBH3	3.892435%	20,018,000.00	20,018,000.00	0.00	64,932.30	0.00	0.00	64,932.30	20,018,000.00	9.91%	9.88%
F-RR	95002UBJ9	3.892435%	15,667,000.00	15,667,000.00	0.00	50,818.98	0.00	0.00	50,818.98	15,667,000.00	7.65%	7.63%
G-RR	95002UBK6	3.892435%	16,537,000.00	16,537,000.00	0.00	53,641.00	0.00	0.00	53,641.00	16,537,000.00	5.27%	5.25%
H-RR	95002UBL4	3.892435%	6,963,000.00	6,963,000.00	0.00	22,585.85	0.00	0.00	22,585.85	6,963,000.00	4.27%	4.25%
J-RR*	95002UBM2	3.892435%	29,593,595.00	29,593,595.00	0.00	95,992.62	0.00	0.00	95,992.62	29,593,595.00	0.00%	0.00%
V	95002UBN0	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	95002UBP5	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			696,302,595.00	694,111,570.95	264,421.65	1,324,626.81	0.00	0.00	1,589,048.46	693,847,149.30

Notional Certificates
X-A	95002UBE0	2.008019%	487,411,000.00	485,219,975.95	0.00	811,942.37	0.00	0.00	811,942.37	484,955,554.30
X-B	95002UBF7	1.253942%	109,974,000.00	109,974,000.00	0.00	114,917.56	0.00	0.00	114,917.56	109,974,000.00
Notional SubTotal			597,385,000.00	595,193,975.95	0.00	926,859.93	0.00	0.00	926,859.93	594,929,554.30

Deal Distribution Total					264,421.65	2,251,486.74	0.00	0.00	2,515,908.39

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing

	the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the

	underlying index (if and as applicable), and any other matters provided in the governing documents.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 2 of 28

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution Interest Distribution		/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	95002UAA9	915.79138130	10.16263692	0.41821131	0.00000000	0.00000000	0.00000000	0.00000000	10.58084823	905.62874438
A-2	95002UAB7	1,000.00000000	0.00000000	1.67750000	0.00000000	0.00000000	0.00000000	0.00000000	1.67750000	1,000.00000000
A-SB	95002UAC5	1,000.00000000	0.00000000	1.54083325	0.00000000	0.00000000	0.00000000	0.00000000	1.54083325	1,000.00000000
A-3	95002UAD3	1,000.00000000	0.00000000	1.50833335	0.00000000	0.00000000	0.00000000	0.00000000	1.50833335	1,000.00000000
A-4	95002UAJ0	1,000.00000000	0.00000000	1.74333333	0.00000000	0.00000000	0.00000000	0.00000000	1.74333333	1,000.00000000
A-S	95002UAP6	1,000.00000000	0.00000000	1.99833333	0.00000000	0.00000000	0.00000000	0.00000000	1.99833333	1,000.00000000
B	95002UAU5	1,000.00000000	0.00000000	2.25333333	0.00000000	0.00000000	0.00000000	0.00000000	2.25333333	1,000.00000000
C	95002UAZ4	1,000.00000000	0.00000000	2.63500025	0.00000000	0.00000000	0.00000000	0.00000000	2.63500025	1,000.00000000
D-RR	95002UBG5	1,000.00000000	0.00000000	3.24369563	0.00000000	0.00000000	0.00000000	0.00000000	3.24369563	1,000.00000000
E-RR	95002UBH3	1,000.00000000	0.00000000	3.24369567	0.00000000	0.00000000	0.00000000	0.00000000	3.24369567	1,000.00000000
F-RR	95002UBJ9	1,000.00000000	0.00000000	3.24369567	0.00000000	0.00000000	0.00000000	0.00000000	3.24369567	1,000.00000000
G-RR	95002UBK6	1,000.00000000	0.00000000	3.24369595	0.00000000	0.00000000	0.00000000	0.00000000	3.24369595	1,000.00000000
H-RR	95002UBL4	1,000.00000000	0.00000000	3.24369525	0.00000000	0.00000000	0.00000000	0.00000000	3.24369525	1,000.00000000
J-RR	95002UBM2	1,000.00000000	0.00000000	3.24369581	0.00000000	0.00000000	0.00000000	0.00000000	3.24369581	1,000.00000000
V	95002UBN0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	95002UBP5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	95002UBE0	995.50477102	0.00000000	1.66582693	0.00000000	0.00000000	0.00000000	0.00000000	1.66582693	994.96226860
X-B	95002UBF7	1,000.00000000	0.00000000	1.04495208	0.00000000	0.00000000	0.00000000	0.00000000	1.04495208	1,000.00000000

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 3 of 28

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	08/01/21 - 08/30/21	30	0.00	10,881.44	0.00	10,881.44	0.00	0.00	0.00	10,881.44	0.00
A-2	08/01/21 - 08/30/21	30	0.00	11,346.61	0.00	11,346.61	0.00	0.00	0.00	11,346.61	0.00
A-SB	08/01/21 - 08/30/21	30	0.00	44,380.62	0.00	44,380.62	0.00	0.00	0.00	44,380.62	0.00
A-3	08/01/21 - 08/30/21	30	0.00	301,666.67	0.00	301,666.67	0.00	0.00	0.00	301,666.67	0.00
A-4	08/01/21 - 08/30/21	30	0.00	393,688.25	0.00	393,688.25	0.00	0.00	0.00	393,688.25	0.00
X-A	08/01/21 - 08/30/21	30	0.00	811,942.37	0.00	811,942.37	0.00	0.00	0.00	811,942.37	0.00
X-B	08/01/21 - 08/30/21	30	0.00	114,917.56	0.00	114,917.56	0.00	0.00	0.00	114,917.56	0.00
A-S	08/01/21 - 08/30/21	30	0.00	107,838.06	0.00	107,838.06	0.00	0.00	0.00	107,838.06	0.00
B	08/01/21 - 08/30/21	30	0.00	80,410.20	0.00	80,410.20	0.00	0.00	0.00	80,410.20	0.00
C	08/01/21 - 08/30/21	30	0.00	53,556.38	0.00	53,556.38	0.00	0.00	0.00	53,556.38	0.00
D-RR	08/01/21 - 08/30/21	30	0.00	32,887.83	0.00	32,887.83	0.00	0.00	0.00	32,887.83	0.00
E-RR	08/01/21 - 08/30/21	30	0.00	64,932.30	0.00	64,932.30	0.00	0.00	0.00	64,932.30	0.00
F-RR	08/01/21 - 08/30/21	30	0.00	50,818.98	0.00	50,818.98	0.00	0.00	0.00	50,818.98	0.00
G-RR	08/01/21 - 08/30/21	30	0.00	53,641.00	0.00	53,641.00	0.00	0.00	0.00	53,641.00	0.00
H-RR	08/01/21 - 08/30/21	30	0.00	22,585.85	0.00	22,585.85	0.00	0.00	0.00	22,585.85	0.00
J-RR	08/01/21 - 08/30/21	30	0.00	95,992.62	0.00	95,992.62	0.00	0.00	0.00	95,992.62	0.00
Totals			0.00	2,251,486.74	0.00	2,251,486.74	0.00	0.00	0.00	2,251,486.74	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 4 of 28

				Exchangeable Certificate Detail
		Pass-Through	Maximum Initial				Prepayment
Class	CUSIP	Rate	Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Exchangeable Certificate Details
A-3 (Exch)	N/A	N/A	200,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4 (Exch)	N/A	N/A	225,825,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S (Exch)	N/A	N/A	53,964,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Exch)	N/A	N/A	35,685,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Exch)	N/A	N/A	20,325,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3-1	95002UAE1	N/A	200,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3-2	95002UAF8	N/A	200,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4-1	95002UAK7	N/A	225,825,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4-2	95002UAL5	N/A	225,825,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S-1	95002UAQ4	N/A	53,964,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S-2	95002UAR2	N/A	53,964,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3-X1	95002UAG6	N/A	200,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3-X2	95002UAH4	N/A	200,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4-X1	95002UAM3	N/A	225,825,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4-X2	95002UAN1	N/A	225,825,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S-X1	95002UAS0	N/A	53,964,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S-X2	95002UAT8	N/A	53,964,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B-X1	95002UAX9	N/A	35,685,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B-X2	95002UAY7	N/A	35,685,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C-X1	95002UBC4	N/A	20,325,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C-X2	95002UBD2	N/A	20,325,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B-1	95002UAV3	N/A	35,685,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B-2	95002UAW1	N/A	35,685,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C-1	95002UBA8	N/A	20,325,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C-2	95002UBB6	N/A	20,325,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			2,678,995,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 5 of 28

Additional Information
Total Available Distribution Amount (1)	2,515,908.39
(1) The Available Distribution Amount includes any Prepayment Penalties.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential		Page 6 of 28

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,263,455.85	Master Servicing Fee	3,810.40
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	6,105.47
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	298.85
ARD Interest	0.00	Operating Advisor Fee	1,285.07
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	179.31
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,263,455.85	Total Fees	11,969.11

Principal		Expenses/Reimbursements
Scheduled Principal	264,421.65	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	0.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	264,421.65	Total Expenses/Reimbursements	0.00

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,251,486.74
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	264,421.65
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	2,515,908.39
Total Funds Collected	2,527,877.50	Total Funds Distributed	2,527,877.50

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential			Page 7 of 28

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	694,111,571.07	694,111,571.07	Beginning Certificate Balance	694,111,570.95
(-) Scheduled Principal Collections	264,421.65	264,421.65	(-) Principal Distributions	264,421.65
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	693,847,149.42	693,847,149.42	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	694,111,571.03	694,111,571.03	Ending Certificate Balance	693,847,149.30
Ending Actual Collateral Balance	693,847,149.38	693,847,149.38

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.12)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.12)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	3.89
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential				Page 8 of 28

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
2,000,000 or less	1	1,540,000.00	0.22%	111	3.7000	2.890000	1.30 or less	6	74,520,311.82	10.74%	107	4.2989	0.896502
2,000,001 to 3,000,000	2	4,760,000.00	0.69%	111	3.7000	2.636618	1.31 to 1.40	0	0.00	0.00%	0	0.0000	0.000000
3,000,001 to 4,000,000	2	7,458,198.82	1.07%	110	4.6433	2.158888	1.41 to 1.50	2	41,575,534.36	5.99%	110	4.2100	1.453843
4,000,001 to 5,000,000	3	13,841,440.63	1.99%	107	3.9352	3.107628	1.51 to 1.60	1	10,316,315.99	1.49%	101	4.1100	1.560000
5,000,001 to 6,000,000	4	23,040,626.45	3.32%	110	3.9004	2.094813	1.61 to 1.70	5	44,756,457.63	6.45%	105	4.3480	1.656885
6,000,001 to 7,000,000	5	33,287,000.00	4.80%	98	4.2265	2.113120	1.71 to 1.80	3	49,800,000.00	7.18%	109	3.8055	1.783233
7,000,001 to 9,000,000	2	15,100,000.00	2.18%	109	3.8802	2.142815	1.81 to 1.90	5	68,932,838.99	9.93%	108	3.9160	1.872853
9,000,001 to 10,000,000	7	65,699,297.71	9.47%	105	4.3184	1.916965	1.91 to 2.00	2	22,000,000.00	3.17%	103	4.1068	1.963182
10,000,001 to 15,000,000	12	163,127,680.14	23.51%	107	3.9480	1.740545	2.01 to 2.50	9	97,241,440.63	14.01%	108	3.7795	2.180485
15,000,001 to 20,000,000	6	103,932,250.00	14.98%	107	3.4627	3.157491	2.51 to 4.00	15	219,704,250.00	31.66%	107	3.4471	2.955619
20,000,001 to 30,000,000	2	43,125,000.00	6.22%	106	3.5689	2.655791	4.01 or greater	3	65,000,000.00	9.37%	104	3.3909	4.962308
30,000,001 to 50,000,000	4	149,935,655.67	21.61%	107	3.7086	2.571469	Totals	51	693,847,149.42	100.00%	107	3.7868	2.396124
50,000,001 or greater	1	69,000,000.00	9.94%	111	3.3090	2.860000
Totals	51	693,847,149.42	100.00%	107	3.7868	2.396124
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 9 of 28

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Arizona	1	7,000,000.00	1.01%	109	3.6730	1.670000
							Industrial	5	154,848,354.77	22.32%	109	3.7212	2.571832
California	14	256,072,716.12	36.91%	106	3.6304	2.339775
							Lodging	4	68,187,265.97	9.83%	102	3.7082	3.525716
Florida	7	61,509,407.85	8.86%	108	4.0263	1.810991
							Mixed Use	7	44,191,440.63	6.37%	110	4.3134	1.990726
Georgia	3	9,326,403.02	1.34%	110	4.3044	1.874579
							Mobile Home Park	3	12,337,000.00	1.78%	79	4.7588	2.349350
Illinois	16	41,525,000.00	5.98%	110	3.4311	2.888946
							Multi-Family	26	88,795,146.81	12.80%	110	3.6795	2.388117
Kansas	1	9,088,115.84	1.31%	102	4.6200	1.850000
							Office	12	176,560,794.90	25.45%	109	3.7846	2.084222
Kentucky	3	7,250,000.00	1.04%	109	3.8500	2.200000
							Retail	12	141,927,146.34	20.46%	105	3.7231	2.266645
Louisiana	1	14,500,000.00	2.09%	109	3.4400	2.730000
							Self Storage	1	7,000,000.00	1.01%	109	3.6730	1.670000
Maryland	1	9,062,056.02	1.31%	101	4.3500	1.640000
							Totals	70	693,847,149.42	100.00%	107	3.7868	2.396124
Michigan	2	10,225,000.00	1.47%	89	4.6797	2.241589

Nevada	2	45,000,000.00	6.49%	102	3.5580	4.950000

New York	6	50,100,000.00	7.22%	110	3.9183	2.217894

North Carolina	1	34,386,524.33	4.96%	109	3.3580	1.880000

Ohio	2	11,907,178.18	1.72%	97	4.7324	1.981030

Pennsylvania	4	46,293,470.23	6.67%	110	4.0447	1.686426

Tennessee	1	36,249,131.34	5.22%	110	4.2100	1.450000

Texas	3	18,412,146.49	2.65%	110	4.7272	1.423248

Virginia	1	20,000,000.00	2.88%	110	3.0150	4.990000

Wisconsin	1	5,940,000.00	0.86%	109	3.2590	3.450000

Totals	70	693,847,149.42	100.00%	107	3.7868	2.396124

Note: Please refer to footnotes on the next page of the report.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 10 of 28

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	3.250% or less	3	50,500,000.00	7.28%	109	3.1163	3.926634	12 months or less	38	502,074,261.44	72.36%	109	3.7506	2.292627
	3.251% to 3.500%	7	173,601,524.33	25.02%	110	3.3398	2.638575	13 months to 24 months	13	191,772,887.98	27.64%	101	3.8816	2.667084
	3.501% to 3.750%	14	186,851,400.13	26.93%	105	3.6064	2.814933	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	3.751% to 4.000%	3	37,750,000.00	5.44%	105	3.8201	2.177126	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.250%	10	108,809,516.50	15.68%	108	4.1597	1.589003	49 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	4.251% to 4.500%	7	75,377,267.95	10.86%	109	4.3462	1.627861	Totals	51	693,847,149.42	100.00%	107	3.7868	2.396124
	4.501% to 4.750%	4	41,808,294.02	6.03%	102	4.6522	1.612594
	4.751% to 5.000%	1	3,458,198.82	0.50%	110	4.8900	1.880000
	5.001% to 5.250%	1	9,153,947.67	1.32%	111	5.0250	1.050000
	5.251% or greater	1	6,537,000.00	0.94%	51	5.2900	2.890000
	Totals	51	693,847,149.42	100.00%	107	3.7868	2.396124
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 11 of 28

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	60 months or less	1	6,537,000.00	0.94%	51	5.2900	2.890000	Interest Only	24	341,372,250.00	49.20%	107	3.5556	3.052048
	61 months or greater	50	687,310,149.42	99.06%	108	3.7725	2.391426	349 months or less	12	159,475,029.78	22.98%	108	4.0054	1.453404
	Totals	51	693,847,149.42	100.00%	107	3.7868	2.396124	350 months or greater	15	192,999,869.64	27.82%	106	4.0151	2.014910
								Totals	51	693,847,149.42	100.00%	107	3.7868	2.396124
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 12 of 28

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
Underwriter's Information		10	155,738,115.84	22.45%	106	3.9155	2.768808				None
	12 months or less	41	538,109,033.58	77.55%	107	3.7495	2.288262
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	51	693,847,149.42	100.00%	107	3.7868	2.396124
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 13 of 28

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	310955853	IN	McClellan	CA	Actual/360	3.30925%	196,609.75	0.00	0.00	N/A	12/11/30	--	69,000,000.00	69,000,000.00	09/11/21
2	324170002	LO	Las Vegas	NV	Actual/360	3.55825%	122,553.33	0.00	0.00	03/05/30	03/05/32	--	40,000,000.00	40,000,000.00	09/05/21
2A	324170102				Actual/360	3.55825%	15,319.17	0.00	0.00	03/05/30	03/05/32	--	5,000,000.00	5,000,000.00	09/05/21
3	310955762	OF	Torrance	CA	Actual/360	3.70625%	125,417.22	0.00	0.00	N/A	10/11/30	--	39,300,000.00	39,300,000.00	09/11/21
4	307331216	IN	Crossville	TN	Actual/360	4.21025%	131,588.42	48,339.95	0.00	N/A	11/06/30	--	36,297,471.29	36,249,131.34	09/06/21
5	310956181	RT	Charlotte	NC	Actual/360	3.35825%	99,590.96	54,813.55	0.00	N/A	10/11/30	--	34,441,337.88	34,386,524.33	09/11/21
6	301741503	OF	Roseville	CA	Actual/360	3.54025%	51,120.55	0.00	0.00	N/A	03/06/30	--	16,770,000.00	16,770,000.00	09/06/21
6A	301741504				Actual/360	3.54025%	30,483.33	0.00	0.00	N/A	03/06/30	--	10,000,000.00	10,000,000.00	09/06/21
7	307331170	IN	Pomona	CA	Actual/360	4.70025%	55,143.40	0.00	0.00	N/A	11/06/29	--	13,625,000.00	13,625,000.00	09/06/21
7A	307331173				Actual/360	4.70025%	40,472.22	0.00	0.00	N/A	11/06/29	--	10,000,000.00	10,000,000.00	09/06/21
8	883101086	RT	Miami Gardens	FL	Actual/360	3.78025%	73,725.75	0.00	0.00	N/A	04/06/30	--	22,650,000.00	22,650,000.00	09/06/21
9	883101105	MF	Chicago	IL	Actual/360	3.33525%	58,807.27	0.00	0.00	N/A	11/06/30	--	20,475,000.00	20,475,000.00	09/06/21
10	301741514	IN	Chantilly	VA	Actual/360	3.01525%	51,925.00	0.00	0.00	N/A	11/06/30	--	20,000,000.00	20,000,000.00	09/06/21
11	310955625	OF	Cupertino	CA	Actual/360	3.30225%	56,867.78	0.00	0.00	N/A	10/11/30	--	20,000,000.00	20,000,000.00	09/11/21
12	300572078	RT	Temecula	CA	Actual/360	3.57025%	49,685.45	0.00	0.00	N/A	02/06/30	--	16,162,250.00	16,162,250.00	09/06/21
13	610955156	RT	Gardena	CA	Actual/360	3.16525%	42,243.96	0.00	0.00	N/A	09/11/30	--	15,500,000.00	15,500,000.00	09/11/21
14	301741515	MU	Various	NY	Actual/360	4.35025%	58,060.42	0.00	0.00	N/A	11/06/30	--	15,500,000.00	15,500,000.00	08/06/21
15	310956411	OF	New York	NY	Actual/360	3.20125%	41,346.25	0.00	0.00	N/A	10/11/30	--	15,000,000.00	15,000,000.00	09/11/21
16	883101080	RT	San Francisco	CA	Actual/360	4.04025%	52,183.33	0.00	0.00	N/A	12/06/29	--	15,000,000.00	15,000,000.00	09/06/21
17	307331213	MF	Harvey	LA	Actual/360	3.44025%	42,952.22	0.00	0.00	N/A	10/06/30	--	14,500,000.00	14,500,000.00	09/06/21
18	300572124	OF	Allentown	PA	Actual/360	4.20025%	51,794.70	19,112.79	0.00	N/A	11/06/30	--	14,321,114.88	14,302,002.09	09/06/21
19	310953802	LO	Solana Beach	CA	Actual/360	3.60025%	43,776.02	22,147.56	0.00	N/A	03/11/30	--	14,121,297.69	14,099,150.13	09/11/21
20	883101111	OF	Newtown	PA	Actual/360	3.63025%	44,449.35	0.00	0.00	N/A	12/06/30	--	14,220,000.00	14,220,000.00	09/06/21
21	307331217	MF	Tampa	FL	Actual/360	4.37025%	52,349.94	17,808.11	0.00	N/A	12/06/30	--	13,911,551.90	13,893,743.79	09/06/21
22	301741519	MU	New York	NY	Actual/360	4.37225%	50,259.78	0.00	0.00	N/A	12/06/30	--	13,350,000.00	13,350,000.00	09/06/21
23	300572120	OF	Harleysville	PA	Actual/360	4.27025%	48,126.35	17,210.92	0.00	N/A	11/06/30	--	13,088,679.06	13,071,468.14	09/06/21
24	883101112	MF	Chicago	IL	Actual/360	3.55325%	35,949.45	0.00	0.00	N/A	12/06/30	--	11,750,000.00	11,750,000.00	09/06/21
25	410952922	RT	Various	CA	Actual/360	4.11025%	36,563.25	14,717.29	0.00	N/A	02/11/30	--	10,331,033.28	10,316,315.99	09/11/21

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 14 of 28

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
26	883101110	MF	Various	IL	Actual/360	3.48825%	27,933.07	0.00	0.00	N/A	11/06/30	--	9,300,000.00	9,300,000.00	09/06/21
27	301741518	OF	Dallas	TX	Actual/360	5.02525%	39,653.79	10,143.64	0.00	N/A	12/06/30	--	9,164,091.31	9,153,947.67	09/06/21
28	324170028	OF	Columbus	OH	Actual/360	4.56025%	35,757.66	11,185.95	0.00	N/A	12/06/30	--	9,106,364.13	9,095,178.18	09/06/21
29	300572085	LO	Salina	KS	Actual/360	4.62025%	36,201.65	11,585.50	0.00	N/A	03/06/30	--	9,099,701.34	9,088,115.84	09/06/21
30	300572076	RT	Salisbury	MD	Actual/360	4.35025%	33,991.05	12,305.45	0.00	N/A	02/06/30	--	9,074,361.47	9,062,056.02	09/06/21
31	310955596	RT	Various	FL	Actual/360	3.90825%	26,416.99	0.00	0.00	N/A	10/11/30	--	7,850,000.00	7,850,000.00	09/11/21
32	307331214	MF	Radcliff	KY	Actual/360	3.85025%	24,035.76	0.00	0.00	N/A	10/06/30	--	7,250,000.00	7,250,000.00	09/06/21
33	300572122	RT	Fort Lauderdale	FL	Actual/360	4.25025%	25,618.06	0.00	0.00	N/A	11/06/30	--	7,000,000.00	7,000,000.00	09/06/21
34	600951233	SS	Marana	AZ	Actual/360	3.67325%	22,140.03	0.00	0.00	N/A	10/11/30	--	7,000,000.00	7,000,000.00	09/11/21
35	300572133	MH	Various	Various	Actual/360	5.29025%	29,777.85	0.00	0.00	N/A	12/06/25	--	6,537,000.00	6,537,000.00	09/06/21
36	324170036	MU	Detroit	MI	Actual/360	4.33025%	24,235.97	0.00	0.00	N/A	11/06/30	--	6,500,000.00	6,500,000.00	09/06/21
37	883101109	OF	New York	NY	Actual/360	3.60025%	19,375.00	0.00	0.00	N/A	11/06/30	--	6,250,000.00	6,250,000.00	09/06/21
38	300572127	IN	Doral	FL	Actual/360	4.01025%	20,658.01	8,308.30	0.00	N/A	11/06/30	--	5,982,531.73	5,974,223.43	09/06/21
39	883101101	OF	Milwaukee	WI	Actual/360	3.25925%	16,669.78	0.00	0.00	N/A	10/06/30	--	5,940,000.00	5,940,000.00	09/06/21
40	300572126	MH	Graford	TX	Actual/360	4.16025%	20,776.89	0.00	0.00	N/A	11/06/30	--	5,800,000.00	5,800,000.00	09/06/21
41	307331215	MF	Various	GA	Actual/360	4.21025%	19,335.44	7,103.01	0.00	N/A	11/06/30	--	5,333,506.03	5,326,403.02	09/06/21
42	300572132	MU	Philadelphia	PA	Actual/360	4.20025%	16,998.33	0.00	0.00	N/A	12/06/30	--	4,700,000.00	4,700,000.00	09/06/21
43	300572121	MU	Pompano Beach	FL	Actual/360	4.09025%	14,605.87	5,664.10	0.00	N/A	11/06/30	--	4,147,104.73	4,141,440.63	09/06/21
44	300572123	RT	Fayetteville	GA	Actual/360	4.43025%	15,258.89	0.00	0.00	N/A	11/06/30	--	4,000,000.00	4,000,000.00	09/06/21
45	300572119	OF	Bellaire	TX	Actual/360	4.89025%	14,578.64	3,975.53	0.00	N/A	11/06/30	--	3,462,174.35	3,458,198.82	09/06/21
46	300572131	MF	Long Beach	CA	Actual/360	3.70025%	7,933.42	0.00	0.00	N/A	12/06/30	--	2,490,000.00	2,490,000.00	09/06/21
47	300572130	MF	Long Beach	CA	Actual/360	3.70025%	7,232.47	0.00	0.00	N/A	12/06/30	--	2,270,000.00	2,270,000.00	09/06/21
48	300572129	MF	Long Beach	CA	Actual/360	3.70025%	4,906.61	0.00	0.00	N/A	12/06/30	--	1,540,000.00	1,540,000.00	09/06/21
Totals							2,263,455.85	264,421.65	0.00				694,111,571.07	693,847,149.42
(1) Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	0.00	9,112,764.21	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
2	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4	0.00	1,788,705.71	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
5	9,581,226.68	2,634,818.65	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
6	0.00	1,793,403.75	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
6A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7	0.00	494,700.00	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
7A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8	0.00	497,233.14	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
9	0.00	559,327.65	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
10	0.00	1,623,015.89	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
11	0.00	366,208.76	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
12	0.00	466,309.01	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
13	0.00	1,000,144.64	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
14	0.00	0.00	--	--	--	0.00	0.00	57,993.68	57,993.68	0.00	0.00
15	0.00	3,697,294.25	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
16	5,160,998.00	1,342,209.58	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
17	0.00	716,359.94	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
18	0.00	294,945.92	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
19	0.00	201,203.80	04/01/20	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
20	0.00	364,925.85	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
21	0.00	185,324.00	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
22	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
23	0.00	278,377.56	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	3,395.66	0.00
24	0.00	236,914.45	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
25	0.00	248,196.74	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 16 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
26	0.00	267,977.30	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	327,203.77	0.00
27	0.00	186,383.27	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
28	0.00	310,762.48	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
29	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
30	0.00	259,677.68	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
31	0.00	335,950.23	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
32	0.00	343,154.43	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
33	0.00	327,131.30	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
34	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
35	0.00	253,587.60	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
36	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
37	0.00	290,301.95	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
38	0.00	304,475.46	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
39	0.00	401,249.98	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
40	0.00	106,547.40	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
41	0.00	125,146.00	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
42	0.00	89,578.96	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	5,562.91	0.00
43	0.00	155,718.50	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
44	0.00	225,556.86	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
45	0.00	115,147.84	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
46	0.00	126,694.50	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
47	0.00	112,239.01	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
48	0.00	85,344.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	14,742,224.68	32,325,008.25				0.00	0.00	57,993.68	57,993.68	336,162.34	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 17 of 28

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
09/17/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.786792%	3.766768%	107
08/17/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.786897%	3.766872%	108
07/16/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.787002%	3.766977%	109
06/17/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.787118%	3.767092%	110
05/17/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.787221%	3.767195%	111
04/16/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.787336%	3.767310%	112
03/17/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.787438%	3.767412%	113
02/18/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.787575%	3.767549%	114
01/15/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.787676%	3.767650%	115
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹ Advances		Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
14	301741515 08/06/21		0	B	57,993.68	57,993.68	0.00	15,500,000.00
Totals					57,993.68	57,993.68	0.00	15,500,000.00

1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current					4 - Performing Matured Balloon		1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent		5 - Non Performing Matured Balloon		2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent		6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 20 of 28

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		6,537,000	6,537,000	0		0
> 60 Months		687,310,149	687,310,149	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Sep-21	693,847,149	693,847,149	0	0	0	0
Aug-21	694,111,571	694,111,571	0	0	0	0
Jul-21	694,375,071	694,375,071	0	0	0	0
Jun-21	694,659,525	694,659,525	0	0	0	0
May-21	694,921,113	694,921,113	0	0	0	0
Apr-21	695,203,724	695,203,724	0	0	0	0
Mar-21	695,463,414	695,463,414	0	0	0	0
Feb-21	695,788,198	695,788,198	0	0	0	0
Jan-21	696,045,846	696,045,846	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential							Page 21 of 28

Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
No specially serviced loans this period

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 22 of 28

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
No specially serviced loans this period
1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential								Page 23 of 28

Modified Loan Detail

		Pre-Modification		Post-Modification			Modification	Modification
					Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number				Code¹	Date	Date	Date
No modified loans this period
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential								Page 24 of 28

Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 26 of 28

Interest Shortfall Detail - Collateral Level

				Special Servicing Fees								Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
No interest shortfalls this period
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 27 of 28

Supplemental Notes
None

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential		Page 28 of 28